Other Payables and Accrued Expenses	6 Months Ended
Oct. 31, 2023
Other Payables and Accrued Expenses [Abstract]
Other payables and accrued expenses

Note 7 – Other payables and accrued expenses

The components of other payables and accrued expenses are as follows:

	As of April 30, 2023	As of October 31, 2023
	JPY	JPY	USD
		(Unaudited)	(Unaudited)
Salary and benefit payables	23,307,275	19,710,236	130,135
Outsourced development costs	6,276,121	2,334,750	15,415
Communication costs	3,934,950	3,658,114	24,152
Professional service fee	8,880,909	43,516,529	287,314
Withholding tax	1,657,172	1,170,550	7,728
Resident tax for employees	687,400	374,700	2,474
Corporate business tax	-	4,079,900	26,937
Sales proceeds temporarily received for others	929,201	19,969,731	131,848
Others	1,577,436	1,134,061	7,488
	47,250,464	95,948,571	633,491

Others mainly consist of other payables related to operating activities including outsourced design costs and handling fee.